CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net revenues	$ 1,322,814		$ 1,213,987		$ 1,060,054
Cost of revenues	(584,310)	[1]	(527,402)	[1]	(459,389)	[1]
Gross profit	738,504		686,585		600,665
Operating expenses:
Selling expenses	(261,965)	[1]	(220,589)	[1]	(188,804)	[1]
General and administrative expenses	(137,016)	[1]	(128,308)	[1]	(116,228)	[1]
Research and development expenses	(146,997)	[1]	(127,464)	[1]	(104,302)	[1]
Income from operations	192,526		210,224		191,331
Other income, net	9,363		3,881		1,619
Interest income	38,985		37,047		30,794
Interest expense	(6,400)		(6,345)		(4,093)
Income before income taxes and non-controlling interests	234,474		244,807		219,651
Provision for income taxes	(35,485)		(14,260)		(37,369)
Net income	198,989		230,547		182,282
Less: Net income attributable to non-controlling interests	(5,697)		(5,793)		(2,073)
Net income attributable to Mindray shareholders	$ 193,292		$ 224,754		$ 180,209
Net income attributable to Mindray shareholders per share - basic	$ 1.65		$ 1.91		$ 1.54
Net income attributable to Mindray shareholders per share - diluted	$ 1.63		$ 1.87		$ 1.50
Shares used in per share calculation - basic	117,057,116		117,705,414		116,749,213
Shares used in per share calculation - diluted	118,412,460		120,051,635		119,815,004

[1]	Years Ended December 31, 2012 2013 2014 Share-based compensation charged during the years related to: Cost of revenues $ 811 $ 752 $ 1,120 Selling expenses 4,457 4,345 6,420 General and administrative expenses 4,409 4,819 7,616 Research and development expenses 4,307 4,767 4,714